Fair Value Measurements (Recorded Amounts of Major Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value		¥ 130,873		¥ 129,959
Other assets		2,859		2,786
Policy liabilities and Policy Account Balances		151,331		167,207
Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets		2,859		2,786
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances		151,331		167,207
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate loan fair value	[1]	130,873		129,959
Other assets		2,859		2,786
Policy liabilities and Policy Account Balances		151,331		167,207
Fair Value, Measurements, Recurring | Reinsurance recoverables
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Other assets	[2]	2,859		2,786
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[3]	151,331		167,207
Fair Value, Measurements, Recurring | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		451	¥ 353
Gains (losses) from changes in instrument-specific credit risk		0	0
Aggregate unpaid loan principal balance		130,663		130,554
Aggregate loan fair value		130,873		129,959
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		210		595
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		41	(7)
Fair Value, Measurements, Recurring | Japanese and foreign government bond securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		6,795		1,000
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		415	(48)
Fair Value, Measurements, Recurring | Corporate debt securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		9,996		7,751
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Gains (losses) from change in fair value		1,799	¥ 819
Fair Value, Measurements, Recurring | Equity securities | Fair value option
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Amounts aggregate fair value elected fair value option		25,618		26,945
Amounts investment funds measured at net asset value per share are not included in above tables		95,317		¥ 85,280
Fair Value, Measurements, Recurring | 90 Days or More Past Due | Loans Held-for-Sale
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Aggregate unpaid loan principal balance		13,151
Aggregate loan fair value		12,903
Amount by which aggregate fair value of loan was less than aggregate unpaid loan principal balance		¥ 248

[1]	A certain subsidiary elected the fair value option on certain loans held for sale. These loans are multi-family and seniors housing loans and are sold to Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and institutional investors. Included in “Other (income) and expense” in the consolidated statements of income were a gain of ¥353 million and ¥451 million from the change in the fair value of the loans for the six months ended September 30, 2023 and 2024, respectively. No gains or losses were recognized in earnings during the six months ended September 30, 2023 and 2024 attributable to changes in instrument-specific credit risk. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of March 31, 2024, were ¥130,554 million and ¥129,959 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥595 million. The amounts of aggregate unpaid principal balance and aggregate fair value of the loans held for sale as of September 30, 2024, were ¥130,663 million and ¥130,873 million, respectively, and the amount of the aggregate fair value was more than the amount of aggregate unpaid principal balance by ¥210 million. There were no loans that are 90 days or more past due or, in non-accrual status as of March 31, 2024. The amounts of aggregate unpaid principal balance and aggregate fair value of loans that are 90 days or more past due or, in non-accrual status as of September 30, 2024, were ¥13,151 million and ¥12,903 million, respectively, and the amount of the aggregate fair value was less than the amount of aggregate unpaid principal balance by ¥248 million.
[2]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥2,786 million and ¥2,859 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”
[3]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥167,207 million and ¥151,331 million as of March 31, 2024 and September 30, 2024, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings during the six months ended September 30, 2023 and 2024, see Note 17 “Income and Expenses Relating to Life Insurance Operations.”